Fees Summary	Aug. 21, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 449,095,500
Previously Paid Amount	0
Total Fee Amount	66,286.5
Total Offset Amount	0
Net Fee	$ 66,286.5